Recovco ID	Loan ID 1	Loan ID 2	Seller Loan ID	Project Name	Pool	State	Original Loan Amount	Note Date	Occupancy	Purpose	Overall Grade	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory
NRZ 37 - Compliance	NRZ 37 - Compliance	11/XX/2004	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
NRZ 37 - Compliance	NRZ 37 - Compliance	7/XX/2005	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Good Faith Estimate missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
NRZ 37 - Compliance	NRZ 37 - Compliance	8/XX/2005	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
															* Loan program disclosure missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
NRZ 23 - Compliance	NRZ 23 - Compliance	9/XX/2001	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Appraisal not dated (Lvl 2)
* Application Missing (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
				NRZ 37 - Compliance	NRZ 37 - Compliance			9/XX/2005	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
				NRZ 35 - Compliance	NRZ 35 - Compliance			8/XX/2004	Primary	Cash Out	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered
NRZ 28.2 - Compliance	NRZ 27 - Compliance	2/XX/1999	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Prepayment Rider Missing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Appraisal not dated (Lvl 2)
															* Loan program disclosure missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
				NRZ 28.2 - Compliance	NRZ 27 - Compliance			10/XX/1999	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Right of Rescission missing or unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
NRZ 37 - Compliance	NRZ 37 - Compliance	7/XX/2005	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Settlement date is different from note date (Lvl 2)     "The subject property was located in an escrow state."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
															* Missing initial TIL disclosure (Lvl 2) "The loan file is missing the initial loan application and the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	No Result	Pass
				NRZ 37 - Compliance	NRZ 37 - Compliance			6/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2) * Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
NRZ 37 - Compliance	NRZ 37 - Compliance	11/XX/2004	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
NRZ 36 � Compliance	NRZ 36 � Compliance	5/XX/2006	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR �1026.18(d)(1) , transferred from 12 CFR �226.18(d)(1) ) The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate because it is understated by more than $100. The loan data reflects total fees of $XX with comparison data of $XX resulting in an over charge of $XX. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	No Result	Pass
				NRZ 36 � Compliance	NRZ 36 � Compliance			6/XX/2006	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
NRMLT 2018-3	NRZ 27 - Compliance	6/XX/2001	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Transmittal (1008) is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Loan program disclosure missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
				NRZ 35 - Compliance	NRZ 35 - Compliance			5/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan has escrow holdback. No proof it was released (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
NRZ 37 - Compliance	NRZ 37 - Compliance	8/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
				NRZ 37 - Compliance	NRZ 37 - Compliance			11/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
NRZ 36 � Compliance	NRZ 24 - Compliance	9/XX/1998	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Settlement date is different from note date (Lvl 2)     "The Note is dated 9/XX/1998 (p.55) and the Settlement Date on the HUD1 Settlement Statement is 9/XX/1998 (p.1966)"
															* Loan program disclosure missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
				NRZ 37 - Compliance	NRZ 37 - Compliance			11/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2) * Application Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
NRZ 36 � Compliance	NRZ 28.2 - Compliance	8/XX/2001	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Prepayment Rider Missing (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
															* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
NRZ 31 � Compliance	NRZ 31 � Compliance	12/XX/2001	Investor	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR �1026.18(d)(1) , transferred from 12 CFR �226.18(d)(1) ) The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate because it is understated by more than $XX. The TILA Finance Charge loan data is $XX and Comparison Data is $XX for an under disclosed amount of $XX.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Good Faith Estimate missing or unexecuted (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
				NRZ 36 � Compliance	NRZ 28.2 - Compliance			6/XX/2002	Primary	Cash Out	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered
NRZ 37 - Compliance	NRZ 37 - Compliance	9/XX/2005	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR �1026.18(d)(1) , transferred from 12 CFR �226.18(d)(1) ) The finance charge is $XX. The disclosed finance charge of $X is not considered accurate because it is understated by more than $XX. This loan failed the TILA rescission finance charge test.( 12 CFR �1026.23(g)(1) , transferred from 12 CFR �226.23(g)(1) ) The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $XX, whichever is greater. TILA Finance Charge loan data is $XX and comparison data is $XX for an under disclosed amount of $XX. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
				NRZ 37 - Compliance	NRZ 37 - Compliance			11/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) * Right of Rescission missing or unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
				NRZ 37 - Compliance	NRZ 37 - Compliance			7/XX/2005	Primary	Cash Out	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Pass
NRZ 37 - Compliance	NRZ 37 - Compliance	8/XX/2005	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Application Missing (Lvl 2)		Moderate	Not Covered	Fail	No Result	Pass
NRZ 37 - Compliance	NRZ 37 - Compliance	11/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR �1026.18(d)(1) , transferred from 12 CFR �226.18(d)(1) )The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate because it is understated by more than $XX.Loan data of $XX whereas the comparison data is $XX a difference of $XX The statute of limitations has expired, downgraded based on Client compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Good Faith Estimate missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
				NRZ 28 - Compliance	NRZ 28 - Compliance			8/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) * Transmittal (1008) is Missing (Lvl 2) * Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
NRZ 37 - Compliance	NRZ 37 - Compliance	8/XX/2005	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Transmittal (1008) is Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing the initial TIL and unable to test for timing of disclosure date. The Statute of limitations has expired; downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
				NRZ 36 � Compliance	NRZ 36 � Compliance			5/XX/2006	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings			* Credit report >90 days old at closing (Lvl 2) * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
				NRZ 33 - Compliance	NRZ 33 - Compliance			5/XX/2005	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings			* Condo / PUD rider Missing (Lvl 2) * Settlement date is different from note date (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
NRZ 36 � Compliance	NRZ 28.2 - Compliance	8/XX/2001	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
NRZ 23 - Compliance	NRZ 23 - Compliance	10/XX/2001	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The date utilized for the application was 30 days prior to the Note date to complete the compliance ease"
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA rescission finance charge test.( 12 CFR �1026.23(g)(1) , transferred from 12 CFR �226.23(g)(1) ) The finance charge is $XX The disclosed finance charge of $XX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $XX, whichever is greater. Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
NRMLT 2018-3	NRZ 29.2 - Compliance	2/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
															* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	No Result	Pass
NRZ 29.2 - Compliance	NRZ 29.2 - Compliance	3/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	No Result	Pass
NRZ 37 - Compliance	NRZ 37 - Compliance	9/XX/2005	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Settlement date is different from note date (Lvl 2)
															* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."		Moderate	Not Covered	Fail	No Result	Pass
NRZ 36 � Compliance	NRZ 28.2 - Compliance	4/XX/2000	Investor	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
															* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
NRZ 37 - Compliance	NRZ 37 - Compliance	8/XX/2005	Investor	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing the initial loan application and the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
NRZ 28.2 - Compliance	NRZ 27 - Compliance	5/XX/2001	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Prepayment Rider Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)
															* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
NRZ 28.2 - Compliance	NRZ 27 - Compliance	6/XX/2000	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
															* Good Faith Estimate missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
NRZ 37 - Compliance	NRZ 37 - Compliance	10/XX/2006	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing credit report (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Not all borrowers signed HUD (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
															* Right of Rescission missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
				NRZ 36 � Compliance	NRZ 36 � Compliance			6/XX/2006	Investor	Purchase	1: Acceptable	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass
NRZ 37 - Compliance	NRZ 37 - Compliance	7/XX/2005	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing the initial TIL and unable to test for timing of disclosure date. The Statute of limitations has expired; downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
															* Loan program disclosure missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
				NRZ 32 - Compliance	NRZ 32 - Compliance			1/XX/2005	Primary	Refinance	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered
NRZ 37 - Compliance	NRZ 37 - Compliance	6/XX/2005	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* ComplianceEase RESPA Test Incomplete (Lvl 2)
															* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing disclosure date. The statute of limitations has expired downgraded based on client compliance profile."		Minimal	Pass	Pass	No Result	Not Covered
NRZ 28 - Compliance	NRZ 28 - Compliance	4/XX/2004	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)
															* Settlement date is different from note date (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
				NRZ 36 � Compliance	NRZ 28.2 - Compliance			6/XX/2000	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
NRZ 37 - Compliance	NRZ 37 - Compliance	8/XX/2005	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial TIL disclosure date test due to one of the following: ( 12 CFR �1026.17(b),1026.19(a) , transferred from 12 CFR �226.17(b) , 226.19(a) , as amended in 2009 ) The date creditor received the application (formerly application date) is on or after July XX, 2009, and: The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. �2601 et seq.) that is secured by the consumer's dwelling; and The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; and The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction. Or, the application date of the loan is before July XX, 2009, and The loan is a "residential mortgage transaction" subject to the Real Estate Settlement Procedures Act (12 U.S.C. �2601 et seq.); and The initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's written application, whichever is earlier. This calculations takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in �1026.2(a)(6) and as it relates to �1026.19(a)(1)(i) (early disclosures three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: None. The statute of limitations has expired downgraded based on Client Compliance Profile."
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Moderate	Not Covered	Fail	No Result	Pass
NRZ 31 � Compliance	NRZ 31 � Compliance	4/XX/2005	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
															* Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
				NRZ 36 � Compliance	NRZ 28.2 - Compliance			9/XX/2001	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2) * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	5/XX/2004	Secondary	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the required fees test.(Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended Sept. 2003) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount. The loan data reflects total fees of $6,040.86 whereas the comparison data is $1,893.00, resulting in an over charge of $4,147.86."	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Application Missing (Lvl 2)		Significant	Not Covered	Pass	No Result	Fail
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	2/XX/2008	Primary	Cash Out	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain a HUD."	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	5/XX/2006	Primary	Cash Out	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file is missing the HUD1 Settlement Statement."	* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	4/XX/2004	Investor	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Settlement date is different from note date (Lvl 2)
* Not all borrowers signed HUD (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR �1026.18(d)(1) , transferred from 12 CFR �226.18(d)(1) ). The finance charge is $XX The disclosed finance charge of $XX is not considered accurate because it is understated by more than $100. The TILA Finance Charge Test indicates loan data value of $XX whereas the comparison data value is $XX under estimated by $XX. The statute of limitations has expired downgraded based on Client Compliance Profile. ."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	6/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Application Missing (Lvl 2)
															* Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the initial loan program disclosure; loan had a PPP."		Minimal	Pass	Pass	No Result	Not Covered
				NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance			7/XX/2003	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2) * Application Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
				NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance			12/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	5/XX/2003	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR �1026.18(d)(1) , transferred from 12 CFR �226.18(d)(1) ). The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate because it is understated by more than $XX. The TILA Finance Charge Test indicates loan data value of $XX whereas the comparison data value is $XX under estimated by $XX. The statute of limitations has expired downgraded based on Client Compliance Profile."
															* Right of Rescission missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	5/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the initial loan program disclosure; loan was ARM, with PPP."
* Transmittal (1008) is Missing (Lvl 2)
* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the initial loan program disclosure; loan was ARM, with PPP."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	10/XX/2006	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR �1026.18(d)(1) , transferred from 12 CFR �226.18(d)(1) ) The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate because it is understated by more than $XX. The loan data reflects total fees of $XX with comparison data of $XX resulting in an over charge of $XX. The statute of limitations has expired; downgraded based on Client Compliance Profile."
															* Application Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	9/XX/2005	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR �1026.18(d)(1) , transferred from 12 CFR �226.18(d)(1) ) The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate because it is understated by more than $XX. This loan failed the TILA rescission finance charge test.( 12 CFR �1026.23(g)(1) , transferred from 12 CFR �226.23(g)(1) ) The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $XX, whichever is greater. This loan failed the TILA APR test. ( 12 CFR �1026.22(a)(2), (4) , transferred from 12 CFR �226.22(a)(2), (4) ) The annual percentage rate (APR) is XX%. The disclosed APR of XX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan data finance charge is $XX and the comparison data is $XX for an under disclosure of $XX. The loan data APR is XX% and the comparison data APR is XX% for an under disclosure of XX%. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
															* Loan program disclosure missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	5/XX/2007	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
															* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	No Result	Pass
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	8/XX/2007	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* MI, FHA or MIC missing and required (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Missing credit report (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	12/XX/2000	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing credit report (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial TIL disclosure date test due to one of the following: ( 12 CFR �1026.17(b),1026.19(a) , transferred from 12 CFR �226.17(b) , 226.19(a) , as amended in 2009 ). Fail is due to missing initial loan application. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
															* Application Missing (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	7/XX/2007	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Missing credit report (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	5/XX/2004	Investor	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Prepayment Rider Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."		Minimal	Not Covered	Pass	No Result	Pass
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	3/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR �1026.23(a)(3) , transferred from 12 CFR �226.23(a)(3) ), Open-end ( 12 CFR �1026.15(a)(3) , transferred from 12 CFR �226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR �1026.23 or �1026.15, or delivery of all material disclosures, whichever occurs last. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	11/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
															* Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	2/XX/2007	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing credit report (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial loan program disclosure; loan has an I/O term of 120 months."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Missing Appraisal (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
				NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance			2/XX/2001	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	7/XX/2003	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
															* Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
				NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance			5/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
				NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance			5/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2) * Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
				NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance			6/XX/2005	Investor	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "MI payment of $39.29 validated with final payment breakdown (page 465), final 1003 and 1008." * Credit report >90 days old at closing (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	1/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing credit report (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
															* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	10/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The TILA finance charge loan data is $XX and comparison data is $XX for an under disclosed amount of $XX.  The TILA APR loan data is XX% and the comparison data is XX% for an under disclosed amount of XX%.  An estimated TIL was utilized for the compliance testing.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
															* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	10/XX/2005	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Missing credit report (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	6/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* ROR H9 form for the same Lender refinance was missing (Lvl 2)     "The loan file contains the H8 Notice of Right to Cancel; however, the loan was refinanced with the same lender which required the H9 Notice of Right to Cancel."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
				NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance			5/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2) * Good Faith Estimate missing or unexecuted (Lvl 2) * Settlement date is different from note date (Lvl 2) * Application Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	5/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan file is missing the ARM Disclosure."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Prepayment Rider Missing (Lvl 2)
* Application Missing (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	4/XX/2005	Investor	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Loan has escrow holdback. No proof it was released (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance	7/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file is missing the initial ARM Disclosure."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Not all borrowers signed HUD (Lvl 2)
* Application Missing (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."		Minimal	Pass	Pass	No Result	Pass
				NRZ 2019-2 - Compliance	NRZ 2019-2 - Compliance			5/XX/2005	Primary	Purchase	1: Acceptable	1: Acceptable					Minimal	Not Covered	Pass	No Result	Not Covered
NRZ 38 - Compliance	NRZ 38 - Compliance	11/XX/2000	Primary	Cash Out	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file is missing the HUD1 Settlement Statement."	* Missing Appraisal (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)     "The loan file is missing the initial loan application."
* Transmittal (1008) is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
NRZ 38 - Compliance	NRZ 38 - Compliance	02/XX/2004	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR �1026.18(d)(1) , transferred from 12 CFR �226.18(d)(1) ) The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate because it is understated by more than $XX. The loan data finance charge is $XX and the comparison data finance charge is $XX for an under-disclosure of $XX. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result